Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Changes In The Carrying Amount Of Goodwill By Business Segment

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Total
				Other than UNBC	UNBC	Total
	(in millions)
Balance at March 31, 2010:
Goodwill	840,055	885,234	22,527	152,203	219,735	371,938	2,300	2,122,054
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥219,735	¥371,406	¥2,300	¥381,498

Goodwill acquired during the fiscal year(2)	—	—	—	—	8,068	8,068	—	8,068
Foreign currency translation adjustments and other	—	—	—	—	(26,174)	(26,174)	—	(26,174)

Balance at March 31, 2011:
Goodwill	840,055	885,234	22,527	152,203	201,629	353,832	2,300	2,103,948
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥201,629	¥353,300	¥2,300	¥363,392
Foreign currency translation adjustments and other	—	—	—	—	(9,109)	(9,109)	—	(9,109)

Balance at March 31, 2012:
Goodwill	840,055	885,234	22,527	152,203	192,520	344,723	2,300	2,094,839
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥192,520	¥344,191	¥2,300	¥354,283

Notes:

(1)	See Note 27 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with various acquisitions.

Schedule Of Goodwill Impairment Losses By Reporting Units

Business Segment	Reporting Unit	Impairment loss
		2010
		(in millions)
Integrated Corporate Banking Business Group	BTMU-Corporate	¥461

		¥461

Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets

	2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,374,334	¥839,872	¥534,462	¥1,486,013	¥959,829	¥526,184
Core deposit intangibles	632,533	377,325	255,208	629,933	418,315	211,618
Customer relationships	207,670	113,435	94,235	231,209	125,260	105,949
Trade names	51,579	10,209	41,370	51,249	12,261	38,988
Other	4,173	2,648	1,525	4,263	2,805	1,458

Total	¥2,270,289	¥1,343,489	926,800	¥2,402,667	¥1,518,470	884,197

Intangible assets not subject to amortization:
Indefinite-lived customer relationships			42,224			—
Indefinite-lived trade names			4,459			3,037
Other			18,038			9,249

Total			64,721			12,286

Total			¥991,521			¥896,483

Schedule Of Estimated Aggregate Amortization Expense For Intangible Assets For The Next Five Fiscal Years

(in millions)
Fiscal year ending March 31:
2013	¥206,774
2014	164,765
2015	130,556
2016	102,121
2017	75,527